Fair Value of Financial Instruments - Summary of Level 3 Fair Value Measurement Activity (Detail) - Investment Securities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 9,410,000	$ 7,967
Total gains (losses), realized/unrealized:
Included in earnings	3,000
Included in accumulated other comprehensive income	762,000	2,054,000
Prepayments		(611,000)
Balance, end of year	$ 10,175,000	$ 9,410,000